Business Combinations (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Fair Value of Identifiable Net Assets at Acquisition Date

The fair value of the identifiable net assets of Jarislowsky, Fraser Limited at the date of acquisition was:

($ million)
Total net assets acquired	$9
Intangible assets
Finite life intangible asset arising on acquisition(1)	255
Indefinite life intangible assets arising on acquisition(2)	308
Deferred tax liability	(150)
Goodwill arising on acquisition	556
Purchase consideration transferred	$978

(1)	Comprised of customer relationship intangible of $255.
(2)	Comprised of fund management contracts of $290 and trademark of $18.